Intangable Assets, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 55,970,204	$ 58,995,007
Accumulated amortization and impairment	8,671,084	6,231,009
Net carrying value	47,299,120	52,763,998
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	182,893	3,179,437
Accumulated amortization and impairment	182,704	3,178,785
Net carrying value	189	652
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	1,223,302	1,243,443
Accumulated amortization and impairment	1,223,302	1,243,443
Net carrying value
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	54,564,009	54,572,127
Accumulated amortization and impairment	7,265,078	1,808,781
Net carrying value	$ 47,298,931	$ 52,763,346